Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	MXN ($)	USD ($)	Increase in Certificates of Contribution "A" [member] MXN ($)	Increase (decrease) due to changes in accounting policy required by IFRSs [member] MXN ($)	Adjusted Balance [member] MXN ($)	Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] USD ($)	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Adjusted Balance [member] MXN ($)	Mexican Government contributions [member] MXN ($)	Mexican Government contributions [member] USD ($)	Mexican Government contributions [member] Adjusted Balance [member] MXN ($)	Legal reserve [member] MXN ($)	Legal reserve [member] USD ($)	Legal reserve [member] Adjusted Balance [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Available-for-sale financial assets [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] Adjusted Balance [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] Adjusted Balance [member] MXN ($)	Accumulated deficit [member] MXN ($)	Accumulated deficit [member] USD ($)	Accumulated deficit [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member] MXN ($)	Accumulated deficit [member] Adjusted Balance [member] MXN ($)	Equity attributable to owners of parent [member] MXN ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Equity attributable to owners of parent [member] Increase (decrease) due to changes in accounting policy required by IFRSs [member] MXN ($)	Equity attributable to owners of parent [member] Adjusted Balance [member] MXN ($)	Non-controlling interests [member] MXN ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] Adjusted Balance [member] MXN ($)
Beginning balance (From prior years [member]) at Dec. 31, 2015																							$ (552,808,762)
Beginning balance at Dec. 31, 2015	$ (1,331,675,898)					$ 194,604,835				$ 43,730,591			$ 1,002,130			$ (5,771,947)	$ 29,550,360			$ (329,801,386)			(712,434,997)				$ (1,331,929,176)					$ 253,278
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]																							(712,434,997)
Transfer to accumulated deficit																							712,434,997
Increase in Certificates of Contribution "A"	(73,500,000)		$ 161,939,612					$ 161,939,612																					$ 161,939,612
Reclassification of other comprehensive income | From prior years [member]																							(14,973,214)
Reclassification of other comprehensive income																				14,973,214
Total comprehensive (loss) income	(63,271,861)															207,817	21,169,662			106,272,839			(191,645,606)				(63,995,288)					723,427
Balances as of December 31, 2018 (Unaudited U.S. dollars) (From prior years [member]) at Dec. 31, 2016																							(1,280,216,973)
Balances as of December 31, 2018 (Unaudited U.S. dollars) at Dec. 31, 2016	(1,233,008,147)					356,544,447				43,730,591			1,002,130			(5,564,130)	50,720,022			(208,555,333)			(191,645,606)				(1,233,984,852)					976,705
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]																							(191,645,606)
Transfer to accumulated deficit																							191,645,606
Total comprehensive (loss) income	(269,344,238)															$ 5,564,130	(6,087,010)			12,035,139			(280,844,899)				(269,332,640)					(11,598)
Balances as of December 31, 2018 (Unaudited U.S. dollars) (From prior years [member]) at Dec. 31, 2017																							(1,471,862,579)
Balances as of December 31, 2018 (Unaudited U.S. dollars) at Dec. 31, 2017	(1,502,352,385)					356,544,447				43,730,591			1,002,130				44,633,012			(196,520,194)			(280,844,899)				(1,503,317,492)					965,107
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]																							(280,844,899)
Transfer to accumulated deficit																							280,844,899
Total comprehensive (loss) income	42,971,910	$ 2,183,211															1,287,215			222,547,034			(180,374,350)				43,459,899					(487,989)
Balances as of December 31, 2018 (Unaudited U.S. dollars) (From prior years [member]) at Dec. 31, 2018																							(1,752,732,435)	$ (89,048,485)	$ (24,957)	$ (1,471,887,536)
Balances as of December 31, 2018 (Unaudited U.S. dollars) at Dec. 31, 2018	$ (1,459,405,432)	$ (74,145,854)		$ (24,957)	$ (1,502,377,342)	$ 356,544,447	$ 18,114,427		$ 356,544,447	$ 43,730,591	$ 2,221,755	$ 43,730,591	$ 1,002,130	$ 50,914	$ 1,002,130		$ 45,920,227	$ 2,333,001	$ 44,633,012	$ 26,026,840	$ 1,322,307	$ (196,520,194)	$ (180,374,350)	$ (9,164,013)		$ (280,844,899)	$ (1,459,882,550)	$ (74,170,094)		$ (24,957)	$ (1,503,342,449)	$ 477,118	$ 24,240	$ 965,107